Schedule of Investments (unaudited) April 30, 2020	iShares® Core Aggressive Allocation ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Investment Companies

Domestic Equity — 44.0%
iShares Core S&P 500 ETF(a)	1,298,357	$378,029,624
iShares Core S&P Mid-Cap ETF(a)	142,769	23,439,814
iShares Core S&P Small-Cap ETF(a)(b)	153,445	9,720,741

		411,190,179

Domestic Fixed Income — 16.4%
iShares Core Total USD Bond Market ETF(a)(b)	2,863,989	152,650,614

International Equity — 36.6%
iShares Core MSCI Emerging Markets ETF(a)	1,874,700	81,849,402
iShares Core MSCI International Developed
Markets ETF(a)	5,476,475	259,803,974

		341,653,376

International Fixed Income — 2.9%
iShares Core International Aggregate Bond ETF(a)	491,666	27,302,213

Total Investment Companies — 99.9% (Cost: $936,942,398)		932,796,382

Short-Term Investments

Money Market Funds — 1.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.89%(a)(c)(d)	13,739,667	13,754,781

Security	Shares	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.18%(a)(c)	1,073,000	$1,073,000

		14,827,781

Total Short-Term Investments — 1.6% (Cost: $14,812,530)		14,827,781

Total Investments in Securities — 101.5% (Cost: $951,754,928)		947,624,163

Other Assets, Less Liabilities — (1.5)%		(13,896,538)

Net Assets — 100.0%		$933,727,625

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period-end.
(d)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended April 30, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 07/31/19	Shares Purchased		Shares Sold	Shares Held at 04/30/20	Value at 04/30/20	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	9,002,134	4,737,533	(b)	—	13,739,667	$13,754,781	$71,133	(c)	$(28,940)	$15,216
BlackRock Cash Funds: Treasury, SL Agency Shares	1,064,000	9,000	(b)	—	1,073,000	1,073,000	19,596		—	—
iShares Core International Aggregate Bond ETF	538,028	85,012		(131,374)	491,666	27,302,213	469,287		317,407	(109,747)
iShares Core MSCI Emerging Markets ETF	1,507,855	464,696		(97,851)	1,874,700	81,849,402	2,038,402		(103,117)	(11,434,283)
iShares Core MSCI International Developed Markets ETF	4,950,463	1,077,281		(551,269)	5,476,475	259,803,974	4,236,537		(3,235,375)	(34,276,470)
iShares Core S&P 500 ETF	1,245,748	237,656		(185,047)	1,298,357	378,029,624	6,144,311		12,476,895	(22,775,735)
iShares Core S&P Mid-Cap ETF	132,232	25,592		(15,055)	142,769	23,439,814	359,354		(74,962)	(4,644,614)
iShares Core S&P Small-Cap ETF	142,979	26,035		(15,569)	153,445	9,720,741	142,907		(53,769)	(2,444,459)
iShares Core Total USD Bond Market ETF	3,215,410	509,015		(860,436)	2,863,989	152,650,614	3,735,022		2,023,106	3,226,801

						$947,624,163	$17,216,549		$11,321,245	$(72,443,291)

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)	Net of purchases and sales.
(c)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P 500 E-Mini	5	06/19/20	$726	$105,697

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® Core Aggressive Allocation ETF

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Investment Companies	$932,796,382	$—	$—	$932,796,382
Money Market Funds	14,827,781	—	—	14,827,781

	$947,624,163	$—	$—	$947,624,163

Derivative financial instruments(a)
Assets
Futures Contracts	$105,697	$—	$—	$105,697

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

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